UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment  (  ); Amendment Number:
This Amendment  (Check only one.):	(  ) is a restatement.
						(  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Employers Life Insurance Company
Address:	One Nationwide Plaza
		Columbus, OH  43215

13F File Number:	28-5914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Robert J. Woodward, Jr.
Title:	Executive Vice President and Chief Investment Officer
Phone:	(614)249-7696
Sinature, Place, and Date of Signing:

	Robert J. Woodward, Jr.		Columbus, Ohio	May 10, 1999


Report Type (Check only one.):

( X)		13F HOLDINGS REPORT.

(  )		13F NOTICE.

(  )		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934




                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total:	$312,595,943


List of Other Included Managers:

No.	13F File Number	Name

01
02
03
04

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FORM 13F INFORMATION TABLE
3/31/1999
                                                               VALUE     SHARES  SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS CUSIP        (X$1000)   PRIN AMT  PRN CALL DSCRETN  MANAGERS  SOLE    SHARED NONE

ALLERGAN INC                         COM            018490102  9,393,838
106,900   SH       DEFINED  04         106,900
ALLTEL CORP                          COM            020039103  1,753,985
28,120   SH       DEFINED  04          28,120
AMERICAN HOME PRODS CORP             COM            026609107  3,497,400
53,600   SH       DEFINED  04          53,600
AMERICAN INTL GROUP INC              COM            026874107  6,033,301
50,017   SH       DEFINED  04          50,017
ANHEUSER BUSCH COS INC               COM            035229103  4,384,800
57,600   SH       DEFINED  04          57,600
ASSOCIATES FIRST CAP CORP            CL A           046008108  6,075,180
135,004   SH       DEFINED  04         135,004
BANK NEW YORK INC                    COM            064057102  2,975,625
82,800   SH       DEFINED  04          82,800
BANK ONE CORP                        COM            60423A103  5,928,524
107,669   SH       DEFINED  04         107,669
BLACK & DECKER CORP                  COM            091797100 14,241,894
256,900   SH       DEFINED  04         256,900
BRUNSWICK CORP                       COM            117043109  1,464,000
76,800   SH       DEFINED  04          76,800
CHARTER ONE FINL INC                 COM            160903100  1,603,601
55,566   SH       DEFINED  04          55,566
CORNING INC                          COM            219350105  4,428,000
73,800   SH       DEFINED  04          73,800
DISNEY WALT CO DEL                   COM            254687106  3,301,086
106,059   SH       DEFINED  04         106,059
DUN & BRADSTREET CORP                COM            264830100  2,871,375
80,600   SH       DEFINED  04          80,600
EMERSON RADIO CORP                   COM            291087203     61,775
82,366   SH       DEFINED  04          82,366
FEDERAL NATL MTG ASSN                COM            313586109  9,383,375
135,500   SH       DEFINED  04         135,500
FORD MTR CO DEL                      COM            345370100  6,813,838
120,200   SH       DEFINED  04         120,200
GANNETT INC                          COM            364730101  2,217,600
35,200   SH       DEFINED  04          35,200
GARTNER GROUP INC NEW                COM            366651107  1,667,369
73,900   SH       DEFINED  04          73,900
GIBSON GREETINGS INC                 COM            374827103    376,594
51,500   SH       DEFINED  04          51,500
HCR MANOR CARE INC                   COM            404134108  4,010,438
175,800   SH       DEFINED  04         175,800
HORACE MANN EDUCATORS CORP NEW       COM            440327104  3,895,500
168,000   SH       DEFINED  04         168,000
IMS  HEALTH INC                      COM            449934108  5,101,250
154,000   SH       DEFINED  04         154,000
INTERNATIONAL BUSINESS MACHS         COM            459200101 11,113,575
62,700   SH       DEFINED  04          62,700
MBIA INC                             COM            55262C100    626,400
10,800   SH       DEFINED  04          10,800
MARTIN MARIETTA MATLS INC            COM            573284106  4,656,300
81,600   SH       DEFINED  04          81,600
MASCO CORP                           COM            574599106  3,986,075
141,100   SH       DEFINED  04         141,100
MAYTAG CORP                          COM            578592107  3,616,463
59,900   SH       DEFINED  04          59,900
MCDONALDS CORP                       COM            580135101  9,189,375
202,800   SH       DEFINED  04         202,800
MELLON BK CORP                       COM            585509102 17,460,038
248,100   SH       DEFINED  04         248,100
MILLIPORE CORP                       COM            601073109  2,166,425
89,800   SH       DEFINED  04          89,800
MORTON INTL INC IND NEW              COM            619335102  4,681,950
127,400   SH       DEFINED  04         127,400
NEW YORK TIMES CO                    CL A           650111107  5,073,000
178,000   SH       DEFINED  04         178,000
OM GROUP INC                         COM            670872100  2,232,450
67,650   SH       DEFINED  04          67,650
PACIFIC CENTY FINL CORP              COM            694058108  1,262,938
60,500   SH       DEFINED  04          60,500
PALL CORP                            COM            696429307  1,113,928
67,256   SH       DEFINED  04          67,256
PEPSICO INC                          COM            713448108  8,252,888
210,600   SH       DEFINED  04         210,600
PHARMACIA & UPJOHN INC               COM            716941109  2,376,488
38,100   SH       DEFINED  04          38,100
PFIZER INC                           COM            717081103  5,716,500
41,200   SH       DEFINED  04          41,200
PHILIP MORRIS COS INC                COM            718154107  4,261,206
121,100   SH       DEFINED  04         121,100
PROCTOR & GAMBLE CO                  COM            742718109  3,878,325
39,600   SH       DEFINED  04          39,600
PROVIDENT COS INC                    COM            743862104  2,453,938
71,000   SH       DEFINED  04          71,000
QUAKER OATS CO                       COM            747402105  5,789,250
93,000   SH       DEFINED  04          93,000
QUEST DIAGNOSTICS INC                COM            74834L100  2,792,086
125,487   SH       DEFINED  04         125,487
RALSTON PURINA CO                    COM RAL-PUR GP 751277302  7,942,200
297,600   SH       DEFINED  04         297,600
RAYCHEM CORP DEL                     COM            754603108  3,035,784
134,550   SH       DEFINED  04         134,550
ST JUDE MED INC                      COM            790849103  1,730,625
71,000   SH       DEFINED  04          71,000
SCHERING PLOUGH CORP                 COM            806605101 29,812,900
539,600   SH       DEFINED  04         539,600
SCRIPPS E W CO OHIO                  CL A           811054204  1,084,125
24,500   SH       DEFINED  04          24,500
TEXACO INC                           COM            881694103  5,765,800
101,600   SH       DEFINED  04         101,600
TIFFANY & CO NEW                     COM            886547108   1,435,200
19,200   SH       DEFINED  04          19,200
TRINITY INDS INC                     COM            896522109  1,318,938
44,900   SH       DEFINED  04          44,900
VULCAN MATLS CO                      COM            929160109  6,680,231
161,700   SH       DEFINED  04         161,700
WAL MART STORES INC                  COM            931142103  5,651,094
61,300   SH       DEFINED  04          61,300
WARNER LAMBERT CO                    COM            934488107 24,512,500
370,000   SH       DEFINED  04         370,000
WASHINGTON POST CO                   CL B           939640108  3,598,350
6,900   SH       DEFINED  04           6,900
WELLS FARGO & CO                     COM            949740104 15,848,250
452,000   SH       DEFINED  04         452,000

Column Total                                                  312,595,943
6,690,444                             6,690,444
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